Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business [Abstract]
BUSINESS
NOTE 1 – BUSINESS

Relmada Therapeutics, Inc. (“Relmada” or the “Company’) is a development stage company and commenced its operations on May 24, 2004. The Company was incorporated as a Delaware Limited Liability Company (LLC) under the name TheraQuest Biosciences, LLC.   The Company converted from LLC to a C Corporation in February 2007 and the Company changed its name to Relmada Therapeutics, Inc. in November 2011.

The Company is a clinical stage private biopharmaceutical company focused on drugs to treat pain.  The Company has a portfolio of four products at different stages of development and an early stage pipeline of an additional three products.  Relmada’s product development efforts are guided by the internationally recognized scientific expertise of its research team with inputs from a world-class scientific advisory board.  Relmada’s approach is expected to reduce overall clinical development risks and potentially deliver valuable products in areas of high unmet medical needs. The Company’s office is located in New York City.

NOTE 1 – BUSINESS

Relmada Therapeutics, Inc. (“Relmada” or the “Company’) is a development stage company and commenced its operations on May 24, 2004. The Company was incorporated as a Delaware Limited Liability Company (LLC) under the name TheraQuest Biosciences, LLC.   The Company converted from LLC to a C Corporation in February 2007 and the Company changed its name to Relmada Therapeutics, Inc. in November 2011.

The Company is a clinical stage private biopharmaceutical company focused on drugs to treat pain.  The Company has a portfolio of four products at different stages of development and an early stage pipeline of an additional three products.  Relmada’s product development efforts are guided by the internationally recognized scientific expertise of its research team with inputs from a world-class scientific advisory board.  Relmada’s approach is expected to reduce overall clinical development risks and potentially deliver valuable products in areas of high unmet medical needs. The Company’s office is located in New York City.